Employees' Stock Incentive Plans (Compensation Cost Related to LTPP Awards) (Details) (Predecessor [Member], Selling, General and Administrative Expenses [Member], Long-term Performance Program [Member], USD $)
In Millions, unless otherwise specified
	1 Months Ended	12 Months Ended
	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012
Predecessor [Member] | Selling, General and Administrative Expenses [Member] | Long-term Performance Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation cost	$ 4	$ 17	$ 18
Tax benefit	1	6	6
After-tax compensation cost	$ 3	$ 11	$ 12